Fair Value Information (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Inputs, Level 1 | Carrying Amount
Assets
Cash and cash equivalents	$ 166.2	$ 149.0	$ 149.0	$ 44.1
Fair Value, Inputs, Level 1 | Estimated Fair Value
Assets
Cash and cash equivalents	166.2	149.0	149.0	44.1
Fair Value, Inputs, Level 2 | Carrying Amount
Liabilities
Debt	635.3	636.2	636.2	11.9
Fair Value, Inputs, Level 2 | Estimated Fair Value
Liabilities
Debt	656.2	644.0	644.0	11.9
Foreign exchange contracts | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 1.0	$ 1.0	$ 1.0	5.0
Kimberly Clark and Affiliates
Liabilities
Related party debt				$ 9.0